Employee benefits liabilities - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 17, 2021
Disclosure of defined benefit plans [line items]
Defined benefit plan cost	€ 1,812	€ 462	€ 497
Decrease in net defined benefit liability	2,500
Decrease in net defined benefit liability resulting from increase in discount rates	1,300
Decrease in net defined benefit liability resulting from increase in return on plan assets	1,200
Net defined benefit liability (asset)	5,165
Pension benefits
Disclosure of defined benefit plans [line items]
Discretionary credit balance	1,700
Estimate of contributions expected to be paid to plan for next annual reporting period	153
Net defined benefit liability (asset)	1,782
Pension benefits | Plan Assets
Disclosure of defined benefit plans [line items]
Employer contributions	91
Net defined benefit liability (asset)	(28,475)	(6,876)
Pension benefits | US and Canada
Disclosure of defined benefit plans [line items]
Employer contributions	37
Estimate of contributions expected to be paid to plan for next annual reporting period	103
Estimate of minimum funding contributions expected to be paid to plan for next annual reporting period	102
Estimate of discretionary contributions expected to be paid to plan for next annual reporting period	1
Net defined benefit liability (asset)	2,367
Pension benefits | US and Canada | Plan Assets
Disclosure of defined benefit plans [line items]
Employer contributions	35
Net defined benefit liability (asset)	(21,856)	0
Pension benefits | United Kingdom
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	€ 21
Weighted average duration of defined benefit obligation	16 years
Net defined benefit liability (asset)	€ (668)
Pension benefits | United Kingdom | Plan Assets
Disclosure of defined benefit plans [line items]
Employer contributions	45
Net defined benefit liability (asset)	(3,148)	€ (2,707)
Pension benefits | Germany
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	€ 7
Weighted average duration of defined benefit obligation	17 years
Pension benefits | U.S.
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	11 years
Pension benefits | Canada
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	13 years
Pension benefits | France
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	8 years
Health care and life insurance plans | U.S.
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	12 years
Actuarial assumption of medical cost trend rates, next fiscal year	5.70%
Weighted average ultimate healthcare cost trend rate	4.00%	0.00%
Health care and life insurance plans | Canada
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	16 years
Actuarial assumption of medical cost trend rates, next fiscal year	4.30%
Weighted average ultimate healthcare cost trend rate	4.00%	0.00%
Other post-employment benefits | Plan Assets
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	€ (347)
FCA and PSA Merger
Disclosure of defined benefit plans [line items]
Employee benefits liabilities				€ 8,800